Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property, Plant and Equipment [Abstract]
Equipment, fixtures and furniture	$ 83,790	$ 87,916
Less: accumulated depreciation	(33,142)	(28,576)
Total	$ 50,648	$ 59,340